As filed with the Securities and Exchange            Registration No. 33-34370*
Commission on September 6, 2001                      Registration No. 811-2512

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

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                       POST-EFFECTIVE AMENDMENT NO. 48 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                            Linda E. Senker, Counsel
                    Aetna Life Insurance and Annuity Company
                   1475 Dunwoody Drive, West Chester, PA 19380
                     (Name and Address of Agent for Service)
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

       ------  immediately upon filing pursuant to paragraph (b) of Rule 485

          X    on September 13, 2001 pursuant to paragraph (b) of Rule 485
       ------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement:

                                  PARTS A AND B

The Prospectus dated May 1, 2001, as amended by supplements dated May 1, 2001 and June 1, 2001, and the Statement of Additional Information dated May 1, 2001, as amended by supplement dated May 11, 2001, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 48 by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-4 (File No. 33-34370), as filed on May 11, 2001 and declared effective on May 11, 2001.

One Supplement, dated September 13, 2001, to the Prospectus is included in Part A of this Post-Effective Amendment No. 48.

                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

          SUPPLEMENT DATED SEPTEMBER 13, 2001 TO MAY 1, 2001 PROSPECTUS

GENERAL DESCRIPTION OF GET P

Series P of the Aetna GET Fund (GET P) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET P. Aeltus Investment Management, Inc. serves as investment adviser to GET P.

We will offer GET P shares only during its offering period, which is scheduled to run from September 13, 2001 through the close of business on December 12, 2001. GET P may not be available under your contract, your plan or in your state. Please read the GET P prospectus for a more complete description of GET P, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET P

GET P seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.

GET P's guarantee period runs from December 13, 2001 through December 15, 2006. During the offering period, all GET P assets will be invested in short-term instruments and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET P will end on December 15, 2006, which is GET P's maturity date. The Company guarantees that the value of an accumulation unit of the GET P subaccount under the contract on the maturity date (as valued after the close of business on December 15, 2006) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET P subaccount to make up the difference. This means that if you remain invested in GET P until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET P as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET P subaccount. The value of dividends and distributions made by GET P throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET P investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET P before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET P. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET P amounts. If you do not make a choice, on the maturity date we will transfer your GET P amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET P amounts to the fund or funds designated by the Company.

X.GETP34370-01                                                  September 2001
111073

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET P Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET P investment option:

SERIES P GUARANTEE CHARGE (deducted daily during the Guarantee Period)    0.50%
MAXIMUM TOTAL SEPARATE ACCOUNT EXPENSES                                 1.90%/1/

The following information supplements the "Fund Expense Table" contained in the prospectus:

AETNA GET FUND SERIES P ANNUAL EXPENSES (As a percentage of the average net assets.)

                                                                               TOTAL FUND ANNUAL EXPENSES
                                                                                     (AFTER EXPENSE
                            INVESTMENT                                               REIMBURSEMENT)4
                          ADVISORY FEES2     12B-1 FEE      OTHER EXPENSES3
                         ------------------ ------------- --------------------- ---------------------------
Aetna GET Fund Series P        0.60%           0.25%             0.15%                    1.00%


For more information regarding expenses paid out of assets of the fund, see the GET P prospectus.

------------------------
1 The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.

2 The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

3 "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET P and any additional direct fund expenses.

4 The investment adviser is contractually obligated through GET P's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET P's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets (excluding the 12b-1 fee). It is not expected that GET P's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:

HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES P

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET P investment option under the contract (until GET P's maturity date) and assume a 5% annual return on the investment.5

--------------------------------------

>    These examples are purely
     hypothetical.                                 EXAMPLE A
>    They should not be                    If you withdraw your entire
     considered a representation           account value at the end of the
     of past or future expenses or         periods shown, you would pay the
     expected returns.                     following expenses, including any
                                           applicable early withdrawal charge:
>    Actual expenses and/or
     returns may be more or less
     than those shown in these
     examples.
--------------------------------------
                                          1 YEAR      3 YEARS     5 YEARS
                                          ------      -------     -------
 Aetna GET Fund Series P                    $93        $144        $190



                                                   EXAMPLE B
                                           If at the end of the periods shown
                                           you (1) leave your entire account
                                           value invested or (2) select an
                                           income phase payment option,
                                           you would pay the following
                                           expenses (no early withdrawal
                                           charge is reflected):

                                          1 YEAR      3 YEARS     5 YEARS
                                          ------      -------     -------
Aetna GET Fund Series P                    $30         $90        $154




-----------------------------
5 The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.15%, an annual GET P guarantee charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to 0.023%, and all charges and expenses of the GET P Fund including the 12b-1 fee. Example A reflects an early withdrawal charge of 7% of the purchase payments at the end of year 1, 6% at the end of year 3, and 4% at the end of year 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

The following information supplements "Appendix III--Description of Underlying Funds" contained in the prospectus:

AETNA GET FUND (SERIES P)
INVESTMENT OBJECTIVE

Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from December 13, 2001 through December 15, 2006, the maturity date.

POLICIES

Prior to December 13, 2001, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short-to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS

The principal risks of investing in Series P are those generally attributable to stock and bond investing. The success of Series P's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series P invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series P assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series P would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series P assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series P's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

INVESTMENT ADVISER: Aeltus Investment Management, Inc.






X.GETP34370-01                                                  September 2001
111073

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------
     (a) Financial Statements:
         (1)      Incorporated by reference in Part A:
                  Condensed Financial Information
         (2) Incorporated by reference in Part B:
                  Financial Statements of Variable Annuity Account B:
                  -   Statement of Assets and Liabilities as of
                      December 31, 2000
                  -   Statement of Operations for the year ended
                      December 31, 2000
                  -   Statements of Changes in Net Assets for the years
                      ended December 31, 2000 and 1999
                  -   Condensed Financial Information for the year
                      ended December 31, 2000
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  Financial Statements of Aetna Life Insurance and
                  Annuity Company:
                  -   Independent Auditors' Report
                  - Consolidated Statements of Income for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  -   Consolidated Balance Sheets as of December 31, 2000
                      and 1999
                  - Consolidated Statements of Changes in Shareholder's Equity for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  - Consolidated Statements of Cash Flows for the One Month Ended December 31, 2000, the Eleven Month Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  -   Notes to Consolidated Financial Statements

(b)  Exhibits
       (1)        Resolution of the Board of Directors of Aetna Life
                  Insurance and Annuity Company establishing Variable
                  Annuity Account B/1/
       (2)        Not applicable
       (3.1)      Selling Agreement/2/
       (3.2)      Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement/3/
       (3.3)      Federated Broker Dealer Agreement (9/2/94)/4/
       (3.4)      Broker-Dealer Agreement dated June 7, 2000 between Aetna
                  Life Insurance and Annuity Company and Aetna Investment
                  Services, Inc. (AISI) and Letter of Assignment to AISI/5/
       (3.5)      Underwriting Agreement dated November 17, 2000 between Aetna
                  Life Insurance and Annuity Company and
                  Aetna Investment Services, LLC/5/

       (4.1)      Variable Annuity Contract (G-CDA-97(NY))/6/
       (4.2)      Variable Annuity Contract Certificate (GMCC-97(NY)) to
                  Contract G-CDA-97(NY)/6/
       (4.3)      Variable Annuity Contract (G-MP1(5/97))/7/
       (4.4)      Variable Annuity Contract Certificate (MP1CERT(5/97))/7/
       (4.5)      Variable Annuity Contract (I-MP1(5/97))/7/
       (4.6)      Variable Annuity Contract (G-MP1(5/96))/8/
       (4.7)      Variable Annuity Contract Certificate (MP1CERT(5/96))/8/
       (4.8)      Variable Annuity Contract (I-MP1(5/96))/8/
       (4.9)      Variable Annuity Contract (G-CDA-96(NY))/8/
       (4.10)     Variable Annuity Contract Certificate (GMCC-96(NY))/8/
       (4.11)     Variable Annuity Contract (G-CDA-IC(NQ))/9/
       (4.12)     Variable Annuity Certificate (GMCC-IC(NQ))/9/
       (4.13)     Variable Annuity Contract (G-CDA-IC(IR))/9/
       (4.14)     Variable Annuity Contract (I-CDA-IC(NQ/MP))/9/
       (4.15)     Variable Annuity Contract Certificate (GMCC-IC(IR))/10/
       (4.16)     Variable Annuity Contract (I-CDA-IC(IR/MP))/9/
       (4.17)     Variable Annuity Contracts and Certificates (G-CDA-IC(IR/NY)),
                  (GMCC-IC(IR/NY)), (G-CDA-IC(NQ/NY)), and (GMCC-IC(NQ/NY))/11/
       (4.18)     Endorsements (MP1IRA(5/97)) and (I-MP1IRA(5/97)) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)/8/
       (4.19)     Endorsements (MP1QP(5/97)) and (I-MP1QP(5/97)) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)/8/
       (4.20)     Endorsements (MP1TDA(5/97)) and (I-MP1TDA(5/97)) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)/8/
       (4.21)     Endorsements (MP1DC(5/97)) and (I-MP1DC(5/97)) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)/8/
       (4.22)     Endorsement (G-MP1IRA(11/96)) to Contract G-CDA-96(NY) and
                  Certificate GMCC-96(NY)(8)
       (4.23)     Endorsement (I-MP1END(9/97)) to Contract I-MP1(5/96)/7/
       (4.24)     Endorsement (E1-MPROTH-97) to Contract G-MP1(5/97)/6/
       (4.25)     Endorsement (EI1MPROTH-97) to Contract I-MP1(5/97)/6/
       (4.26)     Endorsement (MP1IRA(11/97)) to Contract G-MP1(5/97)/6/
       (4.27)     Endorsement (I-MP1IRA(11/97)) to Contract I-MP1(5/97)/6/
       (4.28)     Endorsement (MP1END(9/97)) to Contract G-MP1(5/97) and
                  Certificate MP1CERT(5/97)(12)
       (4.29)     Endorsement (I-MP1END(9/97)) to Contract I-MP1(5/97)/12/
       (4.30)     Endorsement (MPNQEND(4/95)) to Contract G-CDA-IC(NQ)/13/
       (4.31)     Endorsement (MPIREND(4/95)) to Contract G-CDA-IC(IR)/13/
       (4.32)     Endorsement (IMPNQEND(4/95)) to Contract I-CDA-IC(NQ/MP)/13/

       (4.33)     Endorsement (IMPIREND(4/95)) to Contract I-CDA-IC(IR/MP)/13/
       (4.34)     Endorsement (EMPGET98) to Contract G-MP1(5/97) and Certificate
                  MP1CERT(5/97)/14/
       (4.35)     Endorsement (MPNQCERTEND(4/95)) to Certificate GMCC-IC(NQ)/13/
       (4.36)     Endorsement (MPIRCERTEND(4/95)) to Certificate GMCC-IC(IR)/13/
       (4.37)     Endorsement EGET(99) to Contracts G-MP1(5/97), G-CDA-97(NY)
                  and I-MP1(5/97) and Certificates MP1(CERT(5/97)) and GMCC-97
                  (NY)(15)
       (4.38)     Contract Schedule I Accumulation Period (G-MP1(11/97)-5) to
                  Group Contract G-MP1(5/97)/6/
       (4.39)     Contract Schedule I Accumulation Period (I-MP1(11/97)-5) to
                  Individual Contract I-MP1(5/97)/6/
       (5.1)      Variable Annuity Contract Application (MPAPPNY(1/96))/6/
       (5.2)      Variable Annuity Contract Application (300-MAR-IB)/16/
       (5.3)      Variable Annuity Contract Application (710.6.13)/16/
       (6.1)      Certificate of Incorporation of Aetna Life Insurance and
                  Annuity Company/17/
       (6.2)      Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company/18/
       (6.3)      By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company/19/
       (7)        Not applicable
       (8.1)      Fund Participation Agreement by and among Aetna Life
                  Insurance and Annuity Company and Aetna Variable Fund, Aetna
                  Variable Encore Fund, Aetna Income Shares, Aetna Balanced
                  VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998/20/
       (8.2)      Amendment dated November 9, 1998 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
                  Portfolios, Inc. on behalf of each of its series, Aetna
                  Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1,
                  1998/21/
       (8.3)      Second Amendment dated December 31, 1999 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
                  Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998/22/
     (8.4)        Third Amendment dated February 11, 2000 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP,

                  Inc., Aetna GET Fund
                  on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999/23/
     (8.5) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000/22/
       (8.6) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000/24/
       (8.7)      Service Agreement between Aeltus Investment
                  Management, Inc. and Aetna Life Insurance and Annuity
                  Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
                  Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998/20/
       (8.8) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna
                  Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna
                  Variable Encore Fund, Aetna Income Shares, Aetna
                  Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998/21/
       (8.9) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 4, 1998/22/
       (8.10) Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
                  Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and February 11, 2000/22/
       (8.11) Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance and Annuity Company, Alger American
                  Fund and Fred Alger Management, Inc. dated as of March 31, 1995/3/
       (8.12) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management
                  Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997/25/
       (8.13) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity
                  Company dated December 1, 1997/25/
       (8.14)     Fund Participation Agreement by and among Aetna Life
                  Insurance and Annuity Company, Insurance Management
                  Series and Federated Advisors dated July 1, 1994/26/
       (8.15) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996/18/
       (8.16) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996/7/
       (8.17) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997/27/
       (8.18) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997/20/
       (8.19) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, November 6, 1997 and May 1, 1998/22/
       (8.20) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996/18/

       (8.21) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996/7/
       (8.22) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997/28/
       (8.23) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998/20/
       (8.24) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, January 20, 1998 and May 1, 1998/22/
       (8.25) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995/29/
       (8.26) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995/7/
       (8.27) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated
                  May 2, 1997/21/
       (8.28) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and
                  Janus Capital Corporation dated December 8, 1997/30/
       (8.29) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life
                  Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997/21/
       (8.30) Second Amendment dated December 1, 1999 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998/22/
       (8.31) Amendment dated as of August 1, 2000 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997, as amended on October 12, 1998 and December 1, 1999/31/

       (8.32)     Service Agreement between Janus Capital Corporation and
                  Aetna Life Insurance and Annuity Company dated
                  December 8, 1997/30/
       (8.33) First Amendment dated as of August 1, 2000 to Service Agreement between Janus Capital Corporation and
                  Aetna Life Insurance and Annuity Company dated
                  December 8, 1997/31/
       (8.34) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance
                  Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity
                  Company/31/
       (8.35) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management
                  Corporation regarding Natural Resources Trust dated
                  December 1, 1988 and amended February 11, 1991/3/
       (8.36) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Lexington Emerging
                  Markets Fund, Inc. and Lexington Management Corporation (its investment advisor) dated April 28, 1994/2/
       (8.37) Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997/20/
       (8.38) Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997/32/
       (8.39) Fifth Amendment dated May 1, 1998 to Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997/33/
      (8.40) Fifth Amendment dated July 1, 1999 to Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998/34/
      (8.41) Sixth Amendment dated November 17, 2000 to Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997, November 28, 1997, May 1, 1998 and July 1, 1999/5/
       (8.42) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and
                  Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc./26/
       (8.43) First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Oppenheimer Variable Annuity Account
                  Funds and Oppenheimer Funds, Inc. dated March 11, 1997/22/

       (8.44)     Service Agreement effective as of March 11, 1997 between
                  Oppenheimer Funds, Inc. and Aetna Life
                  Insurance and Annuity Company/26/
       (8.45)     Fund Participation Agreement between Aetna Life Insurance
                  and Annuity Company, Investors Research
                  Corporation and TCI Portfolios, Inc. dated
                  July 29, 1992 and amended December 22, 1992 and
                  June 1, 1994/3/
       (8.46)     Administrative Service Agreement between Aetna Life Insurance and Annuity Company and Agency, Inc.(2)
       (9)        Opinion and Consent of Counsel
       (10)       Consent of Independent Auditors
       (11)       Not applicable
       (12)       Not applicable
       (13)       Schedule for Computation of Performance Data/9/
       (14.1)     Powers of Attorney-File as part of Registration Statement
       (14.2)     Authorization for Signatures/3/

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 22, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-79122), as filed on August 16, 1995.
5. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
6. Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-34370), as filed on December 16, 1997.
7. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
8. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-34370), as filed on February 21, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 17, 1998.
10. Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 9, 1999.
11. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-87932), as filed on September 19, 1995.
12. Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-34370), as filed on February 12, 1998.
13. Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 33-34370), as filed on February 27, 1998.

14. Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No.
     33-34370), as filed on September 14, 1998.
15. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No.
     333-01107), as filed on April 7, 1999.
16. Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4 (File No. 33-34370), as filed on August 18, 1997.
17. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No.
     33-60477), as filed on April 15, 1996.
18. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
19. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
20. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.
21. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
22. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
     333-01107), as filed on February 16, 2000.
23. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
24. Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.
25. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
26. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
27. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
28. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
29. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
30. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
31. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
32. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
33. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.
34. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.

Item 25.      Directors and Principal Officers of the Depositor*

Name and Principal
Business Address                    Positions and Offices with Depositor
------------------                  ------------------------------------
Thomas J. McInerney**               Director and President

Wayne R. Huneke***                  Director and Chief Financial Officer

Robert C. Salipante****             Director

P. Randall Lowery***                Director

Mark A. Tullis***                   Director

Deborah Koltenuk**                  Vice President and Corporate Controller

Paula Cludray-Engelke****           Secretary

Brian Murphy**                      Vice President and Chief Compliance Officer

     * These individuals may also be directors and/or officers of other affiliates of the Company. ** The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

     *** The principal business address of these directors and officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

     **** The principal business address of this Director and this Officer is 20
          Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or
         -------------------------------------------------------------------
         Registrant
         ----------

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-81216), as filed on April 9, 2001.

Item 27. Number of Contract Owners
----------------------------------

     As of July 31, 2001, there were 118,599 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification
------------------------

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b)  The  following  are  the  directors  and  officers  of  the  Principal
          Underwriter:

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
------------------                                  --------------------------
Marie Augsberger*                                   Director and President

Allan Baker*                                        Director and Senior Vice President

Robert L. Francis**                                 Director and Senior Vice President

Steven A. Haxton*                                   Senior Vice President

Deborah Koltenuk*                                   Vice President, Treasurer and Chief Financial Officer

Jeffrey R. Berry*                                   Chief Legal Officer

Therese Squillacote*                                Vice President and Chief Compliance Officer

Paula Cludray-Engelke
20 Washington Avenue South                          Secretary
Minneapolis, Minnesota 55401

Martin T. Conroy
ING Investment Management
5780 Powers Ferry Road
NW, Suite 300                                       Vice President and Assistant Treasurer
Atlanta, GA  30327-4349

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
------------------                                  --------------------------
Terran Titus*                                       Vice President

William T. Abramowicz
2525 Cabot Dr., Ste. 300                            Vice President
Lisle, IL  60532

Douglas J. Ambrose**                                Vice President

Louis E. Bachetti
581 Main Street, 4th Fl.                            Vice President
Woodbridge, NJ  07095

Ronald R. Barhorst
7676 Hazard Ctr. Dr.                                Vice President
San Diego, CA  92108

Robert H. Barley***                                 Vice President

Reginald D. Bowen*                                  Vice President

Steven M. Bresler
6430 South Fiddler's Green Cir.,                    Vice President
Ste. 210
Englewood, CO  80111

David Brounley***                                   Vice President

Daniel P. Charles
5 Penn Plaza, 11th Fl.                              Vice President
New York, NY 10001-1879

Brian D. Comer*                                     Vice President

Albert J. DiCristofaro, Jr.
8911 Capitol of TX Hwy., Bldg. 2,                   Vice President
Ste. 2210
Austin, TX  78759

John B. Finigan
1601 Trapelo Rd.                                    Vice President
Waltham, MA  02451

Brian P. Harrington
12701 Fair Lakes Cir., Ste. 470                     Vice President
Fairfax, VA  22033


Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
------------------                                  --------------------------
Brian K. Haendiges*                                 Vice President

Brian P. Harrington
12701 Fair Lakes Cir., Ste. 470                     Vice President
Fairfax, VA  22033

Bernard P. Heffernon****                            Vice President

William S. Jasien****                               Vice President

Jess D. Kravitz**                                   Vice President

Christina Lareau*                                   Vice President

George D. Lessner
1755 N. Collins Blvd., Ste. 350                     Vice President
Richardson, TX  75080

Katherine E. Lewis
2675 N. Mayfair Rd., Ste. 501                       Vice President
Milwaukee, WI  53226

Susan J. Lewis
16530 Ventura Blvd., Ste. 600                       Vice President
Encino, CA  91436

James F. Lille
159 Wolf Rd., 1st Fl.                               Vice President
Albany, NY  12205

David J. Linney
2900 N. Loop W., Ste. 180                           Vice President
Houston, TX  77092

Richard T. Mason
440 S. Warren St., Ste. 702                         Vice President
Syracuse, NY  13202

Joseph F. McClain*                                  Vice President

W. Michael Montgomery
5100 W. Lemon St., Ste. 213                         Vice President
Tampa, FL  33609

Pamela Mulvey*                                      Vice President

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
------------------                                  --------------------------
Scott T. Neeb**                                     Vice President

Patrick F. O'Christie
The Pavilions, 1700 Lyons Rd.,                      Vice President
Ste. D
Dayton, OH  45458

Paulette Playce
Two City Place Dr., Ste. 300                        Vice President
St. Louis, MO  63141

Ethel Pippin*                                       Vice President

Marcellous J. Reed
2677 N. Main St., Ste. 500                          Vice President
Santa Ana, CA  92705

Charles A. Sklader
7720 N. 16th St., Ste. 150                          Vice President
Phoenix, AZ  85020

Frank W. Snodgrass
150 4th Ave., N., Ste. 410                          Vice President
Nashville, TN  37219

S. Bradford Vaughan, Jr.
601 Union St., Ste. 810                             Vice President
Seattle, WA  98101

Mark Woolhiser
26957 Northwestern Hwy., Ste. 150                   Vice President
Southfield, MI  48034

David A. Kelsey*                                    Assistant Vice President

     * The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156

     ** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588

     *** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067

     **** The principal business address of these officers is 10740 Nall Ave., Ste. 120, Overland Park, Kansas 66211

     (c) Compensation from January 1, 2000 to December 31, 2000:

        (1)                       (2)                     (3)                 (4)                 (5)

Name of                  Net Underwriting           Compensation on
Principal Underwriter    Discounts and Commissions  Redemption or         Brokerage
                                                    Annuitization         Commissions         Compensation*
---------------------    -------------------------  ---------------       -----------         -------------

Aetna Life Insurance                                $1,638,784                                $85,764,442
and Annuity Company

     * Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B. Of this amount, $7,212,372 is attributable to deductions for mortality and expense risk guarantees and contract charges for such contracts during December 2000.

         Compensation from January 1, 2000 to December 31, 2000:

        (1)                       (2)                     (3)                 (4)                 (5)

Name of                  Net Underwriting           Compensation on
Principal Underwriter    Discounts and Commissions  Redemption or         Brokerage
                                                    Annuitization         Commissions         Compensation**
---------------------    -------------------------  ---------------       -----------         -------------
Aetna Investment                                                                              $1,126,164
Services, LLC

     ** Reflects compensation paid to AIS attributable to regulatory and operating expenses associated with the distribution of all products issued by Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America during 2000. Of this amount, $15,443 is attributable to fees paid to AIS in connection with its activities as distributor and principal underwriter in December 2000 for all products issued by the Registrant for Variable Annuity Account B.

Item 30. Location of Accounts and Records
-----------------------------------------
     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services
----------------------------
     Not applicable

Item 32. Undertakings
---------------------
     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 235221, *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the

         Registrant will, unless in the opinion
         of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-34370) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Chester, Commonwealth of Pennsylvania, on the 6th day of September, 2001.


                                     VARIABLE ANNUITY ACCOUNT B OF AETNA
                                     LIFE INSURANCE AND ANNUITY COMPANY
                                        (Registrant)

                                By:  AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                        (Depositor)

                               By:   Thomas J. McInerney*
                                     ----------------------------------------
                                     Thomas J. McInerney
                                     President


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 48 to the Registration Statement on Form N-4 (File No. 33-34370) has been signed by the following persons in the capacities and on the dates indicated.

Signature                            Title                                          Date
---------                            -----                                          -----

Thomas J. McInerney*                 Director and President                    )
----------------------------------- (principal executive officer)              )
Thomas J. McInerney                                                            )
                                                                               )
                                                                               )
                                                                               )
Wayne R. Huneke*                     Director and Chief Financial Officer      )    September  6, 2001
-----------------------------------                                            )
Wayne R. Huneke                                                                )
                                                                               )
                                                                               )
                                                                               )
Randy Lowery*                        Director                                  )
-----------------------------------                                            )
Randy Lowery                                                                   )
                                                                               )
                                                                               )
                                                                               )
Robert C. Salipante*                 Director                                  )
-----------------------------------                                            )
Robert C. Salipante                                                            )
                                                                               )
                                                                               )
                                                                               )
Mark A. Tullis*                      Director                                  )
-----------------------------------                                            )
Mark A. Tullis                                                                 )

                                                                               )
Deborah Koltenuk*                    Corporate Controller                      )
-----------------------------------                                            )
Deborah Koltenuk                                                               )



By:   /S/ Linda E. Senker
      ---------------------------------------
      Linda E. Senker
      *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                 EXHIBIT INDEX


Exhibit No.             Exhibit
-----------             -------

99-B.9                  Opinion and Consent of Counsel           -------

99-B.10                 Consent of Independent Auditors          -------

99-B.14.1               Powers of Attorney                       -------